Vessels, net, Vessel Acquisitions and Vessels' Improvements (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Nov. 30, 2022 USD ($) Subsidiary Agreement	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Vessel Acquisitions [Abstract]
Payments for vessels' improvements		$ 510	$ 2,109	$ 1,777
Number of subsidiaries acquiring vessels | Subsidiary	4
Number of memoranda of agreement to acquire vessels | Agreement	4
Blue Moon [Member]
Vessel Acquisitions [Abstract]
Purchase price of the vessels			1,218
Vessels' improvements transferred from other non-current assets			558
Payments for vessels' improvements			1,199
P. Kikuma [Member]
Vessel Acquisitions [Abstract]
Purchase price of the vessels		510
Vessels' improvements transferred from other non-current assets		450
Payments for vessels' improvements			$ 450
Aframax Tankers [Member]
Vessel Acquisitions [Abstract]
Pre-delivery costs capitalized	$ 677
Pre-delivery costs paid		$ 64
P. Sophia [Member]
Vessel Acquisitions [Abstract]
Purchase price of the vessels	27,577
P. Aliki [Member]
Vessel Acquisitions [Abstract]
Purchase price of the vessels	36,500
P. Monterey [Member]
Vessel Acquisitions [Abstract]
Purchase price of the vessels	35,000
P. Long Beach [Member]
Vessel Acquisitions [Abstract]
Purchase price of the vessels	$ 43,750